Statement of cash flows	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Statement of cash flows

26. Statement of cash flows

A.	Cash flows from operating activities

Details of adjustments for income and expenses from operating activities for the six-month periods ended June 30, 2026 and 2025 are as follows:

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In thousands of Korean won)
Adjustments for income and expenses
Depreciation	₩	102,318	120,114
Amortization		1,167	1,136
Other bad debt expenses		65,379	62,266
Reversal of allowance for doubtful accounts		(287,100)	-
Losses on valuation of derivatives		57,213	-
Gains on valuation of derivatives		(117,845)	(309,333)
Losses on foreign currency translation		66,412	4,530
Gains on foreign currency translation		(4,899)	(20,439)
Gains on Long-term investment securities		(3,560)	-
Interest expenses		351,045	385,423
Interest income		(109,493)	(121,109)
Losses on bond redemption		12	17,292
Gains on disposition of property and equipment		(1,125)	-
Severance benefits		117,057	119,073
Subtotal	₩	236,581	258,953
Changes in assets and liabilities
Other non-current assets		-	-
Other current non-financial liabilities	₩	434,653	201,577
Accounts receivable - other, net		(16,648)	107,777
Prepaid expenses		21,383	25,748
Prepayments		(660)	(94,192)
Liabilities due to benefits paid		(40,601)	(61,566)
Subtotal	₩	398,127	179,344
Total	₩	634,708	438,297

B.	Significant non-cash transactions

Significant non-cash transactions for the six-month periods ended June 30, 2026 and 2025 are as follows:

	Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
	(In thousands of Korean won)
Increase in lease liabilities	(16,073)	947
Increase in derivative liabilities	(227,213)	(143,667)

C.	Movements of liabilities to cash flows arising from financing activities

The movements of liabilities from cash flows arising from financing activities for the six-month periods ended June 30, 2026 and June 30, 2025 are as follows:

		Current bond with warrants	Short-term borrowings	Current lease liabilities	Non-current lease liabilities	Total
		(In thousands of Korean won)
Balance at January 1, 2025	₩	3,519,139	-	117,351	551,681	4,188,171
Changes from financing cash flows
Proceeds from issuance of bond with warrants		2,000,000	-	-	-	2,000,000
Repayment of bond with warrants		(2,500,000)	-	-	-	(2,500,000)
Payment of lease liability principal		-	-	(58,029)	-	(58,029)
Total	₩	(500,000)	-	(58,029)	-	(558,029)
Other changes						-
Proceeds from Warrants Exercised		-	-	-	-	-
Proceeds from borrowings		-	270,000	-	-	270,000
Other non-cash transactions		143,667	-	-	-	143,667
Lease reassessment		-	-	-	947	947
Interest expense		357,234	-	27,316	-	384,550
Interest paid		-	-	(27,316)	-	(27,316)
Reclassification		-	-	60,018	(60,018)	-
Total	₩	500,901	270,000	60,018	(59,071)	771,848
Balance at June 30, 2025	₩	3,520,040	270,000	119,340	492,610	4,401,990
Balance at January 1, 2026		3,265,312	-	122,626	430,005	3,817,943
Changes from financing cash flows
Proceeds from issuance of bond with warrants		-	-	-	-	-
Repayment of bond with warrants		(600,000)	-	-	-	(600,000)
Payment of lease liability principal		-	-	(56,773)	-	(56,773)
Total	₩	(600,000)	-	(56,773)	-	(656,773)
Other changes
Proceeds from Warrants Exercised		-	-	-	-	-
Proceeds from borrowings		-	1,000,000	-	-	1,000,000
Other non-cash transactions		227,213	-	-	-	227,213
Lease reassessment		-	-	-	(16,073)	(16,073)
Interest expense		317,235	-	21,678	-	338,913
Interest paid		-	-	(21,678)	-	(21,678)
Reclassification		-	-	42,853	(42,853)	-
Total	₩	544,448	1,000,000	42,853	(58,926)	1,528,375
Balance at June 30, 2026	₩	3,209,760	1,000,000	108,706	371,079	4,689,545

30. Statement of cash flows

A.	Significant non-cash transactions

Significant non-cash transactions for the years ended December 31, 2025 and 2024 are as follows:

		2025	2024
		(In thousands of Korean won)
Increase in lease liabilities	₩	947	2,038

B.	Movements of liabilities to cash flows arising from financing activities

The movements of liabilities from cash flows arising from financing activities for the years ended December 31, 2025 and 2024 are as follows:

		Current bond with warrants	Non-current bond with warrants	Current lease liabilities	Non-current lease liabilities	Total
		(In thousands of Korean won)
Balance at January 1, 2024	₩	4,827,086	-	108,627	667,758	5,603,471
Changes from financing cash flows
Proceeds from issuance of bond with warrants		4,500,000	-	-	-	4,500,000
Repayment of bond with warrants		(2,750,005)	-	-	-	(2,750,005)
Payment of lease liability principal		-	-	(109,391)	-	(109,391)
Total	₩	1,749,995	-	(109,391)	-	1,640,604
Other changes
Warrants settled through debt-to-equity swap		(4,160,000)	-	-	-	(4,160,000)
Other non-cash transactions		117,762	-	-	-	117,762
Lease reassessment		-	-	-	2,038	2,038
Interest expense		984,296	-	62,090	-	1,046,386
Interest paid		-	-	(62,090)	-	(62,090)
Reclassification		-	-	118,115	(118,115)	-
Total	₩	(3,057,942)	-	118,115	(116,077)	(3,055,904)
Balance at December 31, 2024	₩	3,519,139	-	117,351	551,681	4,188,171
Changes from financing cash flows
Proceeds from issuance of bond with warrants		9,200,000	-	-	-	9,200,000
Repayment of bond with warrants		(8,105,000)	-	-	-	(8,105,000)
Payment of lease liability principal		-	-	(117,348)	-	(117,348)
Total		1,095,000	-	(117,348)	-	977,652
Other changes
Warrants settled through debt-to-equity swap		(1,305,000)	-	-	-	(1,305,000)
Other non-cash transactions		(788,594)	-	-	-	(788,594)
Lease reassessment		-	-	-	947	947
Interest expense		744,767	-	52,261	-	797,028
Interest paid		-	-	(52,261)	-	(52,261)
Reclassification		-	-	122,623	(122,623)	-
Total		(1,348,827)	-	122,623	(121,676)	(1,347,880)
Balance at December 31, 2025		3,265,312	-	122,626	430,005	3,817,943